INTEREST AND OTHER FINANCE COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTEREST AND OTHER FINANCE COSTS
Interest	$ 532.7	$ 427.1
Termination of hedged arrangements	8.7
Amortization of deferred financing costs	18.6	13.8
Accretion of landfill closure and post-closure obligations	34.4	20.1
Other finance costs	32.8	28.3
Interest and other finance costs	$ 627.2	$ 489.3